Treasury Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
									Net
									carrying
			Due	Due	Due	Due			amount as
		Due	between	between	between	between	Due		shown in
		within	1 and	2 and	3 and	4 and	after		balance
Undiscounted cash flows	Notes	1 year	2 years	3 years	4 years	5 years	5 years	Total	sheet
2017
Non-derivative financial liabilities:
Preference shares		-	-	-	-	-	-	-	-
Bank loans and overdrafts		(522)	(221)	(1)	(1)	(260)	-	(1,005)	(992)
Bonds and other loans		(7,558)	(1,577)	(2,546)	(2,026)	(2,058)	(9,953)	(25,718)	(22,709)
Finance lease creditors	20	(20)	(18)	(17)	(16)	(17)	(118)	(206)	(131)
Other financial liabilities		(177)	-	-	-	-	-	(177)	(177)
Trade payables, accruals and other liabilities	14	(12,861)	(215)					(13,076)	(13,076)
Deferred consideration		(26)	(36)	(27)	(515)	(3)	(9)	(616)	(511)
		(21,164)	(2,067)	(2,591)	(2,558)	(2,338)	(10,080)	(40,798)	(37,596)

Derivative financial liabilities:
Interest rate derivatives:
Derivative contracts – receipts		349	64	727	51	754	1,380	3,325
Derivative contracts – payments		(319)	(19)	(753)	(19)	(797)	(1,440)	(3,347)
Foreign exchange derivatives:
Derivative contracts – receipts		24,935						24,935
Derivative contracts – payments		(25,258)						(25,258)
Commodity derivatives:
Derivative contracts – receipts
Derivative contracts – payments		(19)						(19)
		(312)	45	(26)	32	(43)	(60)	(364)	(534)
Total		(21,476)	(2,022)	(2,617)	(2,526)	(2,381)	(10,140)	(41,162)	(38,130)
2016
Non-derivative financial liabilities:
Preference shares		(4)	(4)	(4)	(4)	(4)	(72)	(92)	(68)
Bank loans and overdrafts		(909)	(4)	(243)	-	-	-	(1,156)	(1,146)
Bonds and other loans		(4,700)	(1,335)	(1,669)	(1,882)	(1,634)	(6,733)	(17,953)	(15,053)
Finance lease creditors	20	(24)	(18)	(18)	(17)	(16)	(127)	(220)	(143)
Other financial liabilities		-	-	-	-	-	-	-	-
Trade payables, accruals and other liabilities	14	(13,252)	(224)	-	-	-	-	(13,476)	(13,476)
Deferred consideration		(151)	(114)	(24)	-	(490)	(10)	(789)	(594)
		(19,040)	(1,699)	(1,958)	(1,903)	(2,144)	(6,942)	(33,686)	(30,480)

Derivative financial liabilities:
Interest rate derivatives:
Derivative contracts – receipts		56	420	-	-	-	-	476
Derivative contracts – payments		(70)	(429)	-	-	-	-	(499)
Foreign exchange derivatives:
Derivative contracts – receipts		9,263	-	-	-	-	-	9,263
Derivative contracts – payments		(9,580)	-	-	-	-	-	(9,580)
Commodity derivatives:
Derivative contracts – receipts		-	-	-	-	-	-	-
Derivative contracts – payments		(3)	-	-	-	-	-	(3)
		(334)	(9)	-	-	-	-	(343)	(331)
Total		(19,374)	(1,708)	(1,958)	(1,903)	(2,144)	(6,942)	(34,029)	(30,811)

Summary of Derivative Cash Flow Hedges

The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
								Net
		Due	Due	Due	Due			carrying
	Due	between	between	between	between	Due		amount of
	within	1 and 2	2 and 3	3 and 4	4 and 5	after		related
	1 year	years	years	years	years	5 years	Total	derivatives (a)
2017
Foreign exchange cash inflows	3,510	-	-	-	-	-	3,510
Foreign exchange cash outflows	(3,536)	-	-	-	-	-	(3,536)	(8)
Interest rate cash flows	30	45	(26)	31	(44)	(60)	(24)	(351)
Commodity contracts cash flows	(19)	-	-	-	-	-	(19)	(7)
2016
Foreign exchange cash inflows	2,863	-	-	-	-	-	2,863
Foreign exchange cash outflows	(2,905)	-	-	-	-	-	(2,905)	(40)
Interest rate cash flows	4	(6)	-	-	-	-	(2)	-
Commodity contracts cash flows	(3)	-	-	-	-	-	(3)	18

(a)	See note 16C.

Impact of Interest Rate Swaps and Cross-Currency Swaps

The following table shows the split in fixed and floating-rate interest exposures, taking into account the impact of interest rate swaps and cross-currency swaps:

	€ million 2017	€ million 2016
Cash and cash equivalents	3,317	3,382
Current other financial assets	770	599
Current financial liabilities	(7,968)	(5,450)
Non-current financial liabilities	(16,462)	(11,145)
Net debt	(20,343)	(12,614)
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(16,216)	(11,539)

Summary of Derivatives Used to Hedge

The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million	€ million		€ million	€ million		€ million	€ million
	Trade and other receivables	Financial assets		Trade Payables and other liabilities	Current financial liabilities		Non- current financial liabilities	Total

31 December 2017
Foreign exchange derivatives including cross currency swaps
Fair value hedges	-	-		-	-		-	-
Cash flow hedges	32	-		(40)	-		-	(8)
Hedges of net investments in foreign operations	-	9		-	(103	)(a)	-	(94)
Hedge accounting not applied	13	73		(54)	35	(a)	-	67
Interest rate swaps
Fair value hedges	-	2		-	-		-	2
Cash flow hedges	-	2		-	(18)		(335)	(351)
Hedge accounting not applied	-	30		-	-		-	30
Commodity contracts
Cash flow hedges	12	-		(19)	-		-	(7)
Hedge accounting not applied	-	-		-	-		-	-
	57	116		(113)	(86)		(335)	(361)
	Total assets	173		Total liabilities			(534)	(361)

31 December 2016
Foreign exchange derivatives including cross currency swaps
Fair value hedges	-	-		-	-		-	-
Cash flow hedges	36	-		(76)	-		-	(40)
Hedges of net investments in foreign operations	-	174	(a)	-	(27)		-	147
Hedge accounting not applied	79	(133	)(a)	(67)	(134)		-	(255)
Interest rate swaps
Fair value hedges	-	3		-	-		-	3
Cash flow hedges	-	4		-	-		(4)	-
Hedge accounting not applied	-	43		-	(14)		(6)	23
Commodity contracts
Cash flow hedges	21	-		(3)	-		-	18
Hedge accounting not applied	(1)	-		-	-		-	(1)
	135	91		(146)	(175)		(10)	(105)
	Total assets	226		Total liabilities			(331)	(105)

(a)	Swaps that hedge the currency risk on intra-group loans and offset €(103) million of financial assets (2016: €174 million) within ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

Related amounts not set
off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
Gross amounts of
		recognised	Net amounts of
	Gross amounts	financial assets	financial assets		Cash
	of recognised	set off in the	presented in the	Financial	collateral
As at 31 December 2017	financial assets	balance sheet	balance sheet	instruments	received	Net amount
Derivative financial assets	276	(103)	173	(108)	(6)	59
As at 31 December 2016
Derivative financial assets	400	(174)	226	(147)	-	79

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.
Related amounts not set
off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
Gross amounts of
		recognised	Net amounts of
	Gross amounts	financial liabilities	financial liabilities		Cash
	of recognised	set off in the	presented in the	Financial	collateral
As at 31 December 2017	financial liabilities	balance sheet	balance sheet	instruments	pledged	Net amount
Derivative financial liabilities	637	(103)	534	(108)	-	426
As at 31 December 2016
Derivative financial liabilities	505	(174)	331	(147)	-	184